Derivative Instruments (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative Instruments [Abstract]
Trust's average net asset value	$ 226,000,000	$ 226,000,000	$ 260,000,000
Open interest rate futures, maturity	10 years
Concentration of credit risk	$ 12,403,596	$ 23,025,005